Details to the consolidated statements of cash flows (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement [line items]
Income taxes paid (refund)	$ 391	$ 560	$ 987	$ 998
Income taxes paid (refund), classified as operating activities	303	560	899	960
Continuing operations
Statement [line items]
Income taxes paid (refund), classified as operating activities	303	560	899	960
Discontinued operations
Statement [line items]
Income taxes paid (refund), classified as investing activities	$ 88		$ 88
Income taxes paid (refund), classified as operating activities		$ 0		$ 38